Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Disclosure of derivative financial instruments [Abstract]
Derivative financial instruments
Note 22: Derivative financial instruments
The fair values and notional amounts of derivative instruments are set out in the following table:

	2023			2022
	Contract/ notional amount £m	Fair value		Contract/ notional amount £m	Fair value
		Assets £m	Liabilities £m		Assets £m	Liabilities £m
Trading and other
Exchange rate contracts	572,858	6,631	6,222	464,223	8,733	9,216
Interest rate contracts	7,654,512	15,116	12,724	6,257,548	14,966	13,332
Credit derivatives	5,349	51	118	6,689	134	118
Equity, commodity and other contracts	9,463	455	580	16,490	845	849
Total derivative assets/liabilities – trading and other	8,242,182	22,253	19,644	6,744,950	24,678	23,515
Hedging
Derivatives designated as fair value hedges	153,674	83	425	152,697	11	503
Derivatives designated as cash flow hedges	466,344	20	80	251,245	64	24
Total derivative assets/liabilities – hedging	620,018	103	505	403,942	75	527
Total recognised derivative assets/liabilities	8,862,200	22,356	20,149	7,148,892	24,753	24,042
The notional amount of the contract does not represent the Group’s exposure to credit risk, which is limited to the current cost of replacing contracts with a positive value to the Group should the counterparty default. To reduce credit risk the Group uses a variety of credit enhancement techniques such as netting and collateralisation, where security is provided against the exposure; a large proportion of the Group’s derivatives are held through exchanges such as London Clearing House and are collateralised through those exchanges. Further details are provided in note 52 Credit risk.
The Group holds derivatives as part of the following strategies:
•Customer driven, where derivatives are held as part of the provision of risk management products to Group customers
•To manage and hedge the Group’s interest rate and foreign exchange risk arising from normal banking business. The hedge accounting strategy adopted by the Group is to utilise a combination of fair value and cash flow hedge approaches as described in note 52
•Derivatives held in policyholder funds as permitted by the investment strategies of those funds
The principal derivatives used by the Group are as follows:
•Interest rate related contracts include interest rate swaps, forward rate agreements and options. An interest rate swap is an agreement between two parties to exchange fixed and floating interest payments, based upon interest rates defined in the contract, without the exchange of the underlying principal amounts. Forward rate agreements are contracts for the payment of the difference between a specified rate of interest and a reference rate, applied to a notional principal amount at a specific date in the future. An interest rate option gives the buyer, on payment of a premium, the right, but not the obligation, to fix the rate of interest on a future loan or deposit, for a specified period and commencing on a specified future date
•Exchange rate related contracts include forward foreign exchange contracts, currency swaps and options. A forward foreign exchange contract is an agreement to buy or sell a specified amount of foreign currency on a specified future date at an agreed rate. Currency swaps generally involve the exchange of interest payment obligations denominated in different currencies; the exchange of principal can be notional or actual. A currency option gives the buyer, on payment of a premium, the right, but not the obligation, to sell specified amounts of currency at agreed rates of exchange on or before a specified future date
•Credit derivatives, principally credit default swaps, are used by the Group as part of its trading activity and to manage its own exposure to credit risk. A credit default swap is a swap in which one counterparty receives a premium at pre-set intervals in consideration for guaranteeing to make a specific payment should a negative credit event take place
•Equity derivatives are also used by the Group as part of its equity-based retail product activity to eliminate the Group’s exposure to fluctuations in various international stock exchange indices. Index-linked equity options are purchased which give the Group the right, but not the obligation, to buy or sell a specified amount of equities, or basket of equities, in the form of published indices on or before a specified future date
Note 22: Derivative financial instruments continued
Details of the Group’s hedging instruments are set out below:

	Maturity
At 31 December 2023	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	–	–	–	35	35
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Interest rate swap
Notional	1,908	5,778	19,353	87,119	39,481	153,639
Average fixed interest rate	0.95%	1.72%	2.03%	2.90%	2.00%
Cash flow hedges
Foreign exchange
Currency swap
Notional	18	470	1,648	541	7	2,684
Average EUR/GBP exchange rate	1.15	1.14	1.14	1.08	1.07
Average USD/GBP exchange rate	1.25	1.23	1.25	1.24	–
Interest rate
Interest rate swap
Notional	9,501	23,015	76,439	284,969	69,736	463,660
Average fixed interest rate	4.13%	4.14%	3.82%	3.35%	2.58%

	Maturity
At 31 December 2022	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	–	–	–	35	35
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Interest rate swap
Notional	1,904	12,765	37,488	64,307	36,198	152,662
Average fixed interest rate	1.51%	0.17%	0.72%	1.92%	1.94%
Cash flow hedges
Foreign exchange
Currency swap
Notional	–	–	509	1,004	29	1,542
Average EUR/GBP exchange rate	–	–	1.15	1.10	1.04
Average USD/GBP exchange rate	–	–	1.24	1.25	–
Interest rate
Interest rate swap
Notional	4,741	6,472	26,175	161,391	50,924	249,703
Average fixed interest rate	3.01%	1.18%	2.36%	2.40%	1.60%
Note 22: Derivative financial instruments continued
The carrying amounts of the Group’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
At 31 December 2023	Contract/ notional amount £m	Assets £m	Liabilities £m	Changes in fair value used for calculating hedge ineffectiveness £m
Fair value hedges
Interest rate
Currency swaps	35	3	–	2
Interest rate swaps	153,639	80	425	(2,665)
Cash flow hedges
Foreign exchange
Currency swaps	2,684	11	72	(138)
Interest rate
Interest rate swaps	463,660	9	8	2,541

	Carrying amount of the hedging instrument
At 31 December 2022	Contract/ notional amount £m	Assets £m	Liabilities £m	Changes in fair value used for calculating hedge ineffectiveness £m
Fair value hedges
Interest rate
Currency swaps	35	1	–	(2)
Interest rate swaps	152,662	10	503	1,286
Cash flow hedges
Foreign exchange
Currency swaps	1,542	63	21	198
Interest rate
Interest rate swaps	249,703	1	3	(6,990)
All amounts are held within derivative financial instruments.
Note 22: Derivative financial instruments continued
The Group’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment £m	Cash flow hedging reserve
						Continuing hedges £m	Discontinued hedges £m
At 31 December 2023	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	75,871	–	25	–	2,544
Fixed rate issuance[2]	–	50,466	–	1,365	(1,110)
Fixed rate bonds[3]	24,146	–	(331)	–	962
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					138	8	69
Customer deposits[4]					–	–	3
Interest rate
Customer loans[1]					(1,796)	(2,934)	(1,885)
Central bank balances[5]					(648)	(624)	(1,462)
Customer deposits[4]					262	1,591	(3)

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment £m	Cash flow hedging reserve
						Continuing hedges £m	Discontinued hedges £m
At 31 December 2022	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	73,282	–	(2,602)	–	(3,198)
Fixed rate issuance[2]	–	52,190	–	2,392	4,223
Fixed rate bonds[3]	19,259	–	(1,549)	–	(2,350)
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					(198)	134	90
Customer deposits[4]					–	–	3
Interest rate
Customer loans[1]					5,636	(5,587)	(868)
Central bank balances[5]					2,703	(2,130)	(965)
Customer deposits[4]					(1,295)	1,781	(76)
1    Included within loans and advances to customers.
2    Included within debt securities in issue at amortised cost.
3    Included within financial assets at amortised cost and financial assets at fair value through other comprehensive income.
4    Included within customer deposits.
5    Included within cash and balances at central banks.
The accumulated amount of fair value hedge adjustments remaining on the balance sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a liability of £1,446 million relating to fixed rate issuances of £656 million and mortgages of £790 million (2022: liability of £1,988 million relating to fixed rate issuances of £760 million and mortgages of £1,228 million).
Note 22: Derivative financial instruments continued
Gains and losses arising from hedge accounting are summarised as follows:

	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Amounts reclassified from reserves to income statement as:
At 31 December 2023			Hedged cash flows will no longer occur £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate mortgages		(264)
Fixed rate issuance		(17)
Fixed rate bonds		14
Cash flow hedges
Foreign exchange
Foreign currency issuance	(138)	–	–	(9)	Interest expense
Customer deposits	–	–	–	–	Interest expense
Interest rate
Customer loans	(37)	20	–	1,674	Interest income
Central bank balances	284	2	–	725	Interest income
Customer deposits	436	(3)	–	(552)	Interest expense

	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Amounts reclassified from reserves to income statement as:
At 31 December 2022			Hedged cash flows will no longer occur £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate mortgages		22
Fixed rate issuance		(49)
Fixed rate bonds		(14)
Cash flow hedges
Foreign exchange
Foreign currency issuance	198	–	–	(22)	Interest expense
Customer deposits	3	–	–	–	Interest expense
Interest rate
Customer loans	(6,145)	(30)	–	53	Interest income
Central bank balances	(2,831)	–	–	26	Interest income
Customer deposits	1,785	20	–	(14)	Interest expense
1    Hedge ineffectiveness is included in the income statement within net trading income.
There was no gain or loss in either 2023 or 2022 reclassified from the cash flow hedging reserve for which hedge accounting had previously been used but for which the hedged future cash flows are no longer expected to occur.